AMG River Road Mid Cap Value Fund
Schedule of Portfolio Investments (unaudited)
January 31, 2022
	Shares	Value
Common Stocks - 99.8%
Communication Services - 14.7%
Liberty Broadband Corp., Class C*	84,506	$12,541,536
Liberty Global PLC, Class C (United Kingdom)*	195,885	5,296,730
Liberty Media Corp.-Liberty SiriusXM, Class C*	345,315	16,067,507
Madison Square Garden Sports Corp.*	34,763	5,773,091
News Corp., Class A	755,517	16,802,698

Total Communication Services		56,481,562
Consumer Discretionary - 15.9%
Advance Auto Parts, Inc.	61,415	14,218,187
Bath & Body Works, Inc.	187,333	10,503,761
Dollar Tree, Inc.*	39,398	5,169,805
DR Horton, Inc.	77,663	6,929,093
LKQ Corp.	238,706	13,102,572
NVR, Inc.*	2,113	11,256,416

Total Consumer Discretionary		61,179,834
Consumer Staples - 6.2%
Albertsons Cos., Inc., Class A	195,789	5,511,460
BJ's Wholesale Club Holdings, Inc.*	181,537	11,159,080
Fomento Economico Mexicano SAB de CV, Sponsored ADR (Mexico)	37,010	2,783,892
Herbalife Nutrition, Ltd.*	97,337	4,137,796

Total Consumer Staples		23,592,228
Energy - 10.2%
Chesapeake Energy Corp.	77,637	5,292,514
Devon Energy Corp.	197,725	9,998,953
Marathon Petroleum Corp.	111,242	7,981,614
Texas Pacific Land Corp.	6,953	7,474,475
The Williams Cos., Inc.	276,983	8,292,871

Total Energy		39,040,427
Financials - 18.6%
American Equity Investment Life Holding Co.	185,006	7,611,147
Apollo Global Management, Inc.	131,936	9,235,520
Ares Management Corp., Class A	47,510	3,787,497
Cannae Holdings, Inc.*	259,564	7,753,177
Fidelity National Financial, Inc.	194,673	9,801,785
KKR & Co., Inc.	266,517	18,965,350
Willis Towers Watson PLC (United Kingdom)	60,256	14,097,494

Total Financials		71,251,970
Health Care - 7.7%
Centene Corp.*	114,718	8,920,472
	Shares	Value

McKesson Corp.	47,546	$12,206,009
Premier, Inc., Class A	222,491	8,503,606

Total Health Care		29,630,087
Industrials - 13.2%
Air Transport Services Group, Inc.*	499,429	13,409,669
API Group Corp.*	404,425	9,018,678
Armstrong World Industries, Inc.	34,756	3,441,539
CACI International, Inc., Class A*	33,604	8,315,646
Carlisle Cos., Inc.	12,746	2,847,966
Huntington Ingalls Industries, Inc.	22,016	4,121,395
UniFirst Corp.	49,827	9,471,614

Total Industrials		50,626,507
Information Technology - 6.7%
CDK Global, Inc.	141,370	6,074,669
NCR Corp.*	311,709	11,863,644
SS&C Technologies Holdings, Inc.	97,315	7,772,549

Total Information Technology		25,710,862
Materials - 3.9%
Axalta Coating Systems, Ltd.*	308,232	9,126,750
Royal Gold, Inc.	59,097	6,001,300

Total Materials		15,128,050
Real Estate - 1.6%
The St Joe Co.	122,829	5,958,435
Utilities - 1.1%
Atmos Energy Corp.	39,390	4,223,396

Total Common Stocks (Cost $353,915,214)		382,823,358
Short-Term Investments - 0.3%
Other Investment Companies - 0.3%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.03%[1]	827,099	827,099
JPMorgan U.S. Government Money Market Fund, IM Shares, 0.03%[1]	426,082	426,082

Total Short-Term Investments (Cost $1,253,181)		1,253,181
Total Investments - 100.1% (Cost $355,168,395)		384,076,539
Other Assets, less Liabilities - (0.1)%		(377,699)
Net Assets - 100.0%		$383,698,840

AMG River Road Mid Cap Value Fund
Schedule of Portfolio Investments (continued)
*	Non-income producing security.
[1]	Yield shown represents the January 31, 2022, seven day average yield, which refers to the sum of the previous seven days' dividends paid, expressed as an annual percentage.

ADR	American Depositary Receipt
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of January 31, 2022:
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks†	$382,823,358	—	—	$382,823,358
Short-Term Investments
Other Investment Companies	1,253,181	—	—	1,253,181
Total Investments in Securities	$384,076,539	—	—	$384,076,539

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund's Schedule of Portfolio Investments.
For the period ended January 31, 2022, there were no transfers in or out of Level 3.
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.